GraniteShares ETF Trust

Schedule of Investments

GraniteShares XOUT U.S. Large Cap ETF

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.93%
Aerospace & Defense - 0.22%
HEICO Corp.	624	$78,499
TransDigm Group, Inc.(a)	274	161,090
Total Aerospace & Defense		239,589
Air Freight & Logistics - 1.13%
CH Robinson Worldwide, Inc.	637	60,789
Expeditors International of Washington, Inc.	800	86,152
FedEx Corp.	1,270	360,731
United Parcel Service, Inc., Class B	4,182	710,898
Total Air Freight & Logistics		1,218,570
Auto Components - 0.16%
Aptiv PLC(a)	1,280	176,512
Automobiles - 2.76%
Tesla, Inc.(a)	4,488	2,997,670
Banks - 3.10%
Bank of America Corp.	43,822	1,695,473
Fifth Third Bancorp	3,573	133,809
First Republic Bank	844	140,737
M&T Bank Corp.	629	95,363
PNC Financial Services Group, Inc.	2,105	369,238
SVB Financial Group(a)	249	122,921
Truist Financial Corp.	6,642	387,361
US Bancorp	7,704	426,108
Total Banks		3,371,010
Beverages - 0.40%
Constellation Brands, Inc., Class A	896	204,288
Monster Beverage Corp.(a)	2,560	233,190
Total Beverages		437,478
Biotechnology - 2.96%
AbbVie, Inc.	8,485	918,247
Alexion Pharmaceuticals, Inc.(a)	1,025	156,733
Alnylam Pharmaceuticals, Inc.(a)	543	76,666
Amgen, Inc.	2,643	657,605
Biogen, Inc.(a)	760	212,610
BioMarin Pharmaceutical, Inc.(a)	805	60,786
Exact Sciences Corp.(a)	789	103,974
Gilead Sciences, Inc.	5,542	358,179
Incyte Corp.(a)	1,011	82,164
Regeneron Pharmaceuticals, Inc.(a)	487	230,419
Seagen, Inc.(a)	813	112,893
Vertex Pharmaceuticals, Inc.(a)	1,167	250,777
Total Biotechnology		3,221,053
Building Products - 0.07%
Masco Corp.	1,210	72,479
Capital Markets - 2.94%
Ameriprise Financial, Inc.	541	125,755
Apollo Global Management, Inc.	2,063	96,982
BlackRock, Inc.	725	546,621
FactSet Research Systems, Inc.	176	54,312

Investments	Shares	Value
Goldman Sachs Group, Inc.	1,809	$591,543
Intercontinental Exchange, Inc.	2,715	303,211
MarketAxess Holdings, Inc.	178	88,630
Moody’s Corp.	893	266,659
MSCI, Inc.	389	163,100
Nasdaq, Inc.	780	115,019
Northern Trust Corp.	1,037	108,999
S&P Global, Inc.	1,098	387,451
State Street Corp.	1,781	149,622
T Rowe Price Group, Inc.	1,078	184,985
Total Capital Markets		3,182,889
Chemicals - 0.58%
FMC Corp.	648	71,675
International Flavors & Fragrances, Inc.	523	73,016
PPG Industries, Inc.	1,183	177,758
Sherwin-Williams Co.	420	309,965
Total Chemicals		632,414
Commercial Services & Supplies - 0.15%
Cintas Corp.	488	166,559
Communications Equipment - 1.20%
Arista Networks, Inc.(a)	360	108,680
Cisco Systems, Inc./Delaware	20,041	1,036,320
Motorola Solutions, Inc.	810	152,321
Total Communications Equipment		1,297,321
Construction Materials - 0.09%
Martin Marietta Materials, Inc.	289	97,052
Consumer Finance - 0.48%
American Express Co.	3,707	524,318
Distributors - 0.06%
Pool Corp.	189	65,250
Diversified Consumer Services - 0.05%
Chegg, Inc.(a)	603	51,653
Electrical Equipment - 0.32%
Eaton Corp. PLC	1,875	259,275
Generac Holdings, Inc.(a)	279	91,359
Total Electrical Equipment		350,634
Electronic Equipment, Instruments & Components - 0.84%
CDW Corp.	662	109,727
Cognex Corp.	836	69,380
Corning, Inc.	3,602	156,723
IPG Photonics Corp.(a)	245	51,680
Keysight Technologies, Inc.(a)	883	126,622
TE Connectivity, Ltd.	1,564	201,928
Trimble, Inc.(a)	1,187	92,337
Zebra Technologies Corp., Class A(a)	255	123,721
Total Electronic Equipment, Instruments & Components		932,118
Entertainment - 1.59%
Activision Blizzard, Inc.	3,483	323,919
Electronic Arts, Inc.	1,313	177,741
Netflix, Inc.(a)	1,809	943,683
Roku, Inc.(a)	593	193,182
Take-Two Interactive Software, Inc.(a)	520	91,884
Total Entertainment		1,730,409
Equity Real Estate Investment Trust (REIT) - 0.13%
SBA Communications Corp.	513	142,383

Investments	Shares	Value
Food & Staples Retailing - 2.71%
Costco Wholesale Corp.	2,099	$739,856
Kroger Co.	3,604	129,708
Walgreens Boots Alliance, Inc.	4,276	234,752
Walmart, Inc.	13,589	1,845,793
Total Food & Staples Retailing		2,950,109
Health Care Equipment & Supplies - 3.77%
ABIOMED, Inc.(a)	192	61,196
Align Technology, Inc.(a)	384	207,948
Baxter International, Inc.	2,421	204,187
Becton Dickinson and Co.	1,355	329,468
Boston Scientific Corp.(a)	6,523	252,114
Danaher Corp.	3,416	768,873
Dexcom, Inc.(a)	432	155,256
Edwards Lifesciences Corp.(a)	2,951	246,822
Hologic, Inc.(a)	1,227	91,264
IDEXX Laboratories, Inc.(a)	401	196,213
Insulet Corp.(a)	303	79,059
Intuitive Surgical, Inc.(a)	554	409,373
Masimo Corp.(a)	258	59,252
Novocure, Ltd.(a)	501	66,222
ResMed, Inc.	679	131,740
Stryker Corp.	1,769	430,893
Teleflex, Inc.	219	90,986
Varian Medical Systems, Inc.(a)	431	76,084
West Pharmaceutical Services, Inc.	349	98,341
Zimmer Biomet Holdings, Inc.	981	157,038
Total Health Care Equipment & Supplies		4,112,329
Health Care Providers & Services - 2.97%
AmerisourceBergen Corp.	981	115,827
Anthem, Inc.	1,180	423,561
Centene Corp.(a)	2,837	181,313
Cigna Corp.	1,668	403,222
Humana, Inc.	612	256,581
Laboratory Corp. of America Holdings(a)	446	113,743
Quest Diagnostics, Inc.	635	81,496
UnitedHealth Group, Inc.	4,434	1,649,758
Total Health Care Providers & Services		3,225,501
Health Care Technology - 0.37%
Cerner Corp.	1,465	105,304
Teladoc Health, Inc.(a)	636	115,593
Veeva Systems, Inc., Class A(a)	686	179,211
Total Health Care Technology		400,108
Hotels, Restaurants & Leisure - 0.37%
Chipotle Mexican Grill, Inc.(a)	124	176,182
Domino’s Pizza, Inc.	183	67,306
Hilton Worldwide Holdings, Inc.(a)	1,348	163,000
Total Hotels, Restaurants & Leisure		406,488
Household Durables - 0.30%
DR Horton, Inc.	1,566	139,562
Garmin, Ltd.	882	116,292
NVR, Inc.(a)	15	70,664
Total Household Durables		326,518
Household Products - 1.71%
Church & Dwight Co., Inc.	1,168	102,025

Investments	Shares	Value
Clorox Co.	592	$114,185
Procter & Gamble Co.	12,166	1,647,641
Total Household Products		1,863,851
Insurance - 0.45%
Aon PLC, Class A	1,067	245,528
Arch Capital Group, Ltd.(a)	1,982	76,049
Arthur J Gallagher & Co.	885	110,422
Brown & Brown, Inc.	1,295	59,194
Total Insurance		491,193
Interactive Media & Services - 9.87%
Alphabet, Inc., Class A(a)	2,948	6,080,308
Facebook, Inc., Class A(a)	12,139	3,575,300
Match Group, Inc.(a)	1,297	178,182
Pinterest, Inc., Class A(a)	2,822	208,913
Snap, Inc., Class A(a)	6,366	332,878
Twitter, Inc.(a)	3,665	233,204
Zillow Group, Inc., Class A(a)	1,050	137,949
Total Interactive Media & Services		10,746,734
Internet & Direct Marketing Retail - 7.24%
Amazon.com, Inc.(a)	2,246	6,949,303
Booking Holdings, Inc.(a)	198	461,308
eBay, Inc.	3,202	196,090
Etsy, Inc.(a)	591	119,187
Wayfair, Inc., Class A(a)	530	166,818
Total Internet & Direct Marketing Retail		7,892,706
IT Services - 5.40%
Accenture PLC, Class A	3,102	856,927
Cognizant Technology Solutions Corp., Class A	2,497	195,066
EPAM Systems, Inc.(a)	248	98,379
FleetCor Technologies, Inc.(a)	392	105,303
Gartner, Inc.(a)	427	77,949
Global Payments, Inc.	1,456	293,500
GoDaddy, Inc., Class A(a)	778	60,388
Mastercard, Inc., Class A	4,612	1,642,103
MongoDB, Inc.(a)	275	73,543
Okta, Inc.(a)	604	133,140
Paychex, Inc.	1,716	168,202
PayPal Holdings, Inc.(a)	5,401	1,311,578
Square, Inc., Class A(a)	2,263	513,814
Twilio, Inc., Class A(a)	708	241,258
VeriSign, Inc.(a)	534	106,138
Total IT Services		5,877,288
Leisure Products - 0.15%
Peloton Interactive, Inc., Class A(a)	1,449	162,926
Life Sciences Tools & Services - 1.63%
Agilent Technologies, Inc.	1,445	183,717
Bio-Techne Corp.	174	66,456
Illumina, Inc.(a)	636	244,262
IQVIA Holdings, Inc.(a)	903	174,405
Mettler-Toledo International, Inc.(a)	109	125,970
PerkinElmer, Inc.	524	67,224
Thermo Fisher Scientific, Inc.	1,821	831,069
Waters Corp.(a)	286	81,273
Total Life Sciences Tools & Services		1,774,376

Investments	Shares	Value
Machinery - 0.67%
Cummins, Inc.	684	$177,231
Deere & Co.	1,476	552,230
Total Machinery		729,461
Media - 0.12%
ViacomCBS, Inc., Class B	2,983	134,533
Multiline Retail - 0.79%
Dollar General Corp.	1,190	241,118
Dollar Tree, Inc.(a)	1,132	129,569
Target Corp.	2,458	486,856
Total Multiline Retail		857,543
Oil, Gas & Consumable Fuels - 0.21%
Cheniere Energy, Inc.(a)	1,182	85,116
Valero Energy Corp.	1,962	140,479
Total Oil, Gas & Consumable Fuels		225,595
Personal Products - 0.45%
Estee Lauder Cos., Inc., Class A	1,675	487,174
Pharmaceuticals - 5.45%
Bristol-Myers Squibb Co.	10,993	693,988
Catalent, Inc.(a)	757	79,720
Eli Lilly and Co.	4,179	780,721
Horizon Therapeutics PLC(a)	1,065	98,023
Johnson & Johnson	12,380	2,034,654
Merck & Co., Inc.	12,124	934,639
Pfizer, Inc.	26,506	960,312
Zoetis, Inc.	2,200	346,456
Total Pharmaceuticals		5,928,513
Professional Services - 0.32%
Booz Allen Hamilton Holding Corp.	632	50,895
CoStar Group, Inc.(a)	177	145,475
Jacobs Engineering Group, Inc.	618	79,889
TransUnion	898	80,820
Total Professional Services		357,079
Real Estate Management & Development - 0.11%
CBRE Group, Inc., Class A(a)	1,524	120,564
Road & Rail - 0.65%
JB Hunt Transport Services, Inc.	519	87,228
Old Dominion Freight Line, Inc.	552	132,706
Uber Technologies, Inc.(a)	8,914	485,902
Total Road & Rail		705,836
Semiconductors & Semiconductor Equipment - 7.48%
Advanced Micro Devices, Inc.(a)	5,640	442,740
Analog Devices, Inc.	1,755	272,165
Applied Materials, Inc.	4,250	567,800
Broadcom, Inc.	1,867	865,653
Enphase Energy, Inc.(a)	592	95,999
Intel Corp.	18,405	1,177,921
KLA Corp.	726	239,870
Lam Research Corp.	672	400,001
Marvell Technology Group, Ltd.	3,067	150,222
Maxim Integrated Products, Inc.	1,274	116,405
Microchip Technology, Inc.	1,239	192,318
Monolithic Power Systems, Inc.	209	73,821
NVIDIA Corp.	2,788	1,488,598
ON Semiconductor Corp.(a)	1,956	81,389

Investments	Shares	Value
Qorvo, Inc.(a)	541	$98,841
QUALCOMM, Inc.	5,229	693,313
Skyworks Solutions, Inc.	765	140,362
Teradyne, Inc.	778	94,667
Texas Instruments, Inc.	4,262	805,475
Xilinx, Inc.	1,150	142,485
Total Semiconductors & Semiconductor Equipment		8,140,045
Software - 14.16%
Adobe, Inc.(a)	2,232	1,061,026
ANSYS, Inc.(a)	404	137,182
Autodesk, Inc.(a)	1,060	293,779
Cadence Design Systems, Inc.(a)	1,287	176,306
Citrix Systems, Inc.	600	84,216
Coupa Software, Inc.(a)	341	86,778
Crowdstrike Holdings, Inc., Class A(a)	1,072	195,650
Datadog, Inc., Class A(a)	1,423	118,593
DocuSign, Inc.(a)	871	176,334
Fair Isaac Corp.(a)	133	64,645
Fortinet, Inc.(a)	756	139,422
HubSpot, Inc.(a)	217	98,564
Intuit, Inc.	1,191	456,224
Microsoft Corp.	33,887	7,989,538
Nuance Communications, Inc.(a)	1,350	58,914
Oracle Corp.	14,026	984,204
Palo Alto Networks, Inc.(a)	452	145,571
Paycom Software, Inc.(a)	284	105,097
PTC, Inc.(a)	531	73,092
RingCentral, Inc., Class A(a)	424	126,301
salesforce.com, Inc.(a)	4,205	890,913
ServiceNow, Inc.(a)	873	436,596
SS&C Technologies Holdings, Inc.	1,190	83,145
Synopsys, Inc.(a)	688	170,473
Trade Desk, Inc., Class A(a)	213	138,804
VMware, Inc., Class A(a)	2,012	302,705
Workday, Inc., Class A(a)	1,123	278,987
Zendesk, Inc.(a)	550	72,941
Zoom Video Communications, Inc., Class A(a)	1,379	443,059
Total Software		15,389,059
Specialty Retail - 3.20%
AutoZone, Inc.(a)	109	153,069
Best Buy Co., Inc.	1,219	139,953
Burlington Stores, Inc.(a)	308	92,030
CarMax, Inc.(a)	683	90,607
Home Depot, Inc.	4,903	1,496,641
Lowe’s Cos., Inc.	3,429	652,127
O’Reilly Automotive, Inc.(a)	344	174,494
Ross Stores, Inc.	1,711	205,166
TJX Cos., Inc.	5,681	375,798
Tractor Supply Co.	552	97,748
Total Specialty Retail		3,477,633
Technology Hardware, Storage & Peripherals - 8.83%
Apple, Inc.	75,004	9,161,738
HP, Inc.	6,186	196,405
NetApp, Inc.	1,069	77,684
Seagate Technology PLC	1,173	90,028

Investments	Shares	Value
Western Digital Corp.	1,373	$91,648
Total Technology Hardware, Storage & Peripherals		9,617,503
Textiles, Apparel & Luxury Goods - 1.22%
Lululemon Athletica, Inc.(a)	611	187,400
NIKE, Inc., Class B	7,444	989,233
VF Corp.	1,881	150,330
Total Textiles, Apparel & Luxury Goods		1,326,963
Trading Companies & Distributors - 0.10%
United Rentals, Inc.(a)	341	112,295

TOTAL COMMON STOCKS
(Cost $95,021,708)		108,747,284

INVESTMENT COMPANY - 0.01%
iShares Core S&P 500 ETF	34	13,526

TOTAL INVESTMENT COMPANY
(Cost $11,093)		13,526

TOTAL INVESTMENTS - 99.94%
(Cost $95,032,801)		$108,760,810

Other Assets In Excess Of Liabilities - 0.06%		65,634

NET ASSETS (100.00%)		$108,826,444

(a)	Non-Income Producing Security.

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$108,747,284	$–	$–	$108,747,284
Investment Company	13,526	–	–	13,526
Total	$108,760,810	$–	$–	$108,760,810

As of March 31, 2021, there were no Level 3 investments held in the Fund.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.